SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Xingwei Xue [Member]
Related Party Transaction [Line Items]
Loan	$ 3,686	$ 282,672	$ 278,781	$ 3,390
Mingfeng Shi [Member]
Related Party Transaction [Line Items]
Loan	290	299		1,688
Borrowing		7,024
Lili Zhang [Member]
Related Party Transaction [Line Items]
Loan	4			665
Xinrong Yang [Member]
Related Party Transaction [Line Items]
Loan	21,204			169,962
ELITE RAINBOW LIMITED [Member]
Related Party Transaction [Line Items]
Loan	278,860	280,571	240,259	855,524
Maius Pharmaceutical Group Co Limited [Member]
Related Party Transaction [Line Items]
Borrowing	34,483
Chelsea Mer Sub 1 [Member]
Related Party Transaction [Line Items]
Borrowing	7,294
Chelsea Mer Sub 2 [Member]
Related Party Transaction [Line Items]
Borrowing	7,294
SHIMF INVESTMENT LIMITED [Member]
Related Party Transaction [Line Items]
Borrowing	508	3,783	1,753
GZY GROUP LIMITED [Member]
Related Party Transaction [Line Items]
Borrowing	508	3,783	1,753
STAR SPARKLING LIMITED [Member]
Related Party Transaction [Line Items]
Borrowing	508	$ 3,783	1,753
Yu Xi [Member]
Related Party Transaction [Line Items]
Loan	$ 70,598